Supplement dated June 3, 2022 to the Wilmington Funds Prospectus dated August 31, 2021, as revised November 17, 2021 (the “Prospectus”)

Effective June 1, 2022, the information in the Prospectus with respect to the Wilmington International Fund will be amended, supplemented, or replaced as follows:

Portfolio Manager Retirement

Effective June 1, 2022, Clement K. Miller, CFA, of Wilmington Trust Investment Advisors, Inc. ceased to be a portfolio manager of the Wilmington International Fund. Accordingly, all references to Mr. Miller in the Prospectus are hereby deleted.

Please keep this Supplement for future reference.

Supplement dated June 3, 2022 to the Wilmington Funds Statement of Additional Information

dated November 17, 2021 (the “SAI”)

Effective June 1, 2022, the information in the SAI with respect to the Wilmington International Fund will be amended, supplemented, or replaced as follows:

Portfolio Manager Retirement

Effective June 1, 2022, Clement K. Miller, CFA, of Wilmington Trust Investment Advisors, Inc. ceased to be a portfolio manager of the Wilmington International Fund. Accordingly, all references to Mr. Miller in the SAI are hereby deleted.

Please keep this Supplement for future reference.